 April 5, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:      Calvert Variable Products, Inc.

SEC File Nos. 811-04000 and 002-90309

Post-Effective Amendment No. 76 and Request for Accelerated Effectiveness

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “Securities Act”), attached is the above-referenced post-effective amendment (“PEA”) to the Securities Act of 1933 and Investment Company Act of 1940 Registration Statement of Calvert Variable Products, Inc. (the “Registrant”).

The purpose of this Rule 485(a) filing is to create three new series:

            Calvert VP Volatility Managed Moderate Portfolio

            Calvert VP Volatility Managed Moderate Growth Portfolio

            Calvert VP Volatility Managed Growth Portfolio

The attached PEA incorporates the revisions identified in the Registrant’s correspondence filed via EDGAR on March 21, 2013 relating to post-effective amendment No. 75 filed via EDGAR on February 5, 2013.  The attached PEA filing also incorporates the following additional changes:

(i)                  the section entitled “Description of Certain Market Indices” has been moved to the back of the statutory prospectus and is now referred to as “Glossary of Certain Market Indices”;

(ii)                section references to the “Glossary of Certain Investment Risks” and “Glossary of Certain Market Indices” have been added to the Table of Contents;

(iii)               a sentence has been added to the end of the first paragraph under “More Information on Investment Strategies and Risks – Further Description of Investment Strategies and Techniques” to refer readers to the Glossaries for additional information.

(iv)       Michael T. Abramo has been removed from the list of officers in the Statement of Additional Information; and

(v)        in the Statement of Additional Information under "Control Persons and Principal Holder of Securities", the reference to "25%" had been changed to "5%".

Pursuant to Rule 485(a)(3) and Rule 461 promulgated under the Securities Act, the Registrant and Calvert Investment Distributors, Inc., the principal underwriter of the Registrant’s securities, hereby request acceleration of the effective date of the PEA so that it may become effective on April 12, 2013, or as soon as practicable thereafter.

            The Registrant acknowledges that:

(i)                  should the Securities and Exchange Commission (the “Commission”) or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;

(ii)                the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and

(iii)               the Registrant may not assert comments of the Commission or the staff and the declaration of effectiveness of the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

            If you have questions or require further information, please contact me at 301‑657‑7044.

Best Regards,

CALVERT VARIABLE PRODUCTS, INC. /s/ Andrew K. Niebler Andrew K. Niebler Assistant Vice President	CALVERT INVESTMENT DISTRIBUTORS, INC. /s/ Andrew K. Niebler Andrew K. Niebler Associate General Counsel

cc:       Michelle Roberts, Esq.

Division of Investment Management

Securities and Exchange Commission